Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	A.Composition of share capital
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	100,000,000	28,321,656	100,000,000	27,780,896

Schedule of Changes in the Issued and Outstanding Capital	C.Changes in the issued and outstanding capital
Six months period ended June 30, 2023
Unaudited
Balance as of January 1, 2023	27,780,896
Issuance of Commitment Shares in transaction of equity line granted (see Note 3 above)	340,760
Issuance of Advance Shares resulted from partial exercise of Commitment Amount (see Note 3 above)	200,000
Balance as of June 30, 2023	28,321,656